Income Tax	12 Months Ended
Dec. 31, 2017
Income Tax
Income Tax

12.Income Tax

a)Income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s Hong Kong subsidiary is subject to Hong Kong profits tax at the rate of 16.5% on its taxable income generated from the operations in Hong Kong. Payments of dividends by the Hong Kong subsidiary to the Company is not subject to withholding tax in Hong Kong.

PRC

The Group’s PRC subsidiaries, VIEs and VIEs’ subsidiaries are subject to the PRC Corporate Income Tax Law (‘‘CIT Law’’) and are taxed at the statutory income tax rate of 25%.

The CIT Law also provides that an enterprise established under the laws of a foreign country or region but whose ‘‘de facto management body’’ is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the CIT Law define the location of the ‘‘de facto management body’’ as ‘‘the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, property, etc., of a non-PRC company is located.’’ Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside the PRC should be considered a resident enterprise for PRC tax purposes.

The components of (loss)/income before income taxes are as follows:

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
The Cayman Islands	(22,964)	(11,880)	(14,109)
Hong Kong	(14,588)	(16,629)	14,951
PRC, excluding Hong Kong	(183,295)	(15,864)	103,864
Other	(1,156)	(200)	(2,822)

	(222,003)	(44,573)	101,884

Withholding tax on undistributed dividends

The CIT Law also imposes a withholding income tax of 10% on dividends distributed by a foreign investment enterprise (‘‘FIE’’) to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company is incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). The Group did not record any dividend withholding tax, as the Group’s PRC entities have no retained earnings in any of the periods presented.

The current and deferred portions of income tax expenses (benefits) included in the Consolidated Statements of Comprehensive Income (Loss), which were attributable to the Group’s PRC subsidiaries and VIE entities, are as follows:

	For the Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Current tax expenses	—	—	12,456
Deferred tax benefits	—	—	(43,981)

Income tax benefits	—	—	31,525

Reconciliation of the differences between PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2015, 2016 and 2017 are as follows:

	For the Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Statutory income tax rate	25%	25%	25%
Increase (decrease) in effective income tax rate resulting from
Tax rate differential not subject to PRC income tax	3.14%	9.85%	2.29%
Share-based compensation	—	(0.56)%	11.31%
Non-deductive expense without tax invoice	(2.24)%	(12.98)%	13.02%
Others	(2.13)%	(1.50)%	1.89%
Change in valuation allowance	(23.77)%	(19.81)%	(84.45)%

Effective tax rate	0%	0%	(30.94)%

b)Deferred tax assets

	As of December 31,
	2016	2017
	RMB	RMB
Payroll and other accrued expenses	12,079	9,460
Inventory write-down	1,380	1,569
Net operating loss carry forwards	80,644	45,284
Advertisement expenses	6,933	2,667
Less: Valuation allowance	(101,036)	(14,999)

Total deferred tax assets	—	43,981

In assessing the recoverability of its deferred tax assets, the Group considers whether some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. The Group considers the cumulative earnings and projected future taxable income in making this assessment. Recovery of substantially all of the Group’s deferred tax assets is dependent upon the generation of future income, exclusive of reversing taxable temporary differences.

As of December 31, 2015 and 2016, the Group incurred accumulated net operating losses. The management believes that it is more likely than not that the accumulated net operating losses and other deferred tax assets will not be utilized in the foreseeable future. Accordingly, the Group has provided full valuation allowance for the deferred tax assets as of December 31, 2015 and 2016.

The Group made profit for the year ended December 31, 2017. For some entities, the management believes that it is more likely than not that the accumulated net operating losses of those entities will be utilized in the foreseeable future, therefore no valuation allowance was provided for the deferred tax assets in the amount of RMB 43,981. As of December 31, 2017, the valuation allowance of RMB14,999 was provided for the Company and some subsidiaries. For those entities, the management believes that it is more likely than not that the accumulated net operating losses of those entities will not be utilized in the foreseeable future.

As of December 31, 2017, the Group had net operating loss carry forwards of approximately RMB26,189 attributable to the Hong Kong subsidiary, RMB1,900 attributable to the Malaysia subsidiary, RMB1,561 attributable to the Italian subsidiary and of approximately RMB160,653 attributable to the PRC subsidiaries, VIEs and VIEs’ subsidiaries. The loss carried forward by the Hong Kong, Malaysia and Italian subsidiaries can be carried forward to net against future taxable income without a time limit; while the loss carried forward by the PRC companies will expire during the period from year 2018 to year 2022.

The changes in valuation allowance for the years ended December 31, 2015, 2016 and 2017 are as follows:

	For the Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Balance at the beginning of the year	39,432	92,204	101,036
Additions	52,772	8,832	2,842
Reversals	—	—	(88,879)

Balance at the end of the year	92,204	101,036	14,999

According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB100,000. In the case of transfer pricing issues, the statute of limitation is 10 years. There is no statute of limitation in the case of tax evasion. The income tax returns of the Company’s PRC subsidiaries, consolidated VIEs, and the subsidiaries of the VIEs for the years from 2013 to 2017 are open to examination by the PRC tax authorities.